Segments and Financial Data by Solution and Geographic Area - Schedule of Long Lived Assets by Country (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Long Lived Assets Geographic [Line Items]
Total long-lived assets	$ 2,219.3	$ 2,269.5
United States [Member]
Long Lived Assets Geographic [Line Items]
Total long-lived assets	1,778.7	1,786.1
Canada [Member]
Long Lived Assets Geographic [Line Items]
Total long-lived assets	438.1	480.6
Other Country [Member]
Long Lived Assets Geographic [Line Items]
Total long-lived assets	$ 2.5	$ 2.8